Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 6) - bbl bbl in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	11,386	10,921	10,473
Net develop proved developed reserves		5,727	5,125
Net Proved Undeveloped reserves	5,514	5,194	5,348
Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,858	5,711	5,110
Net Proved Undeveloped reserves	5,514	5,193	5,346
Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	15	15
Total Consolidated And Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	5,872
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves		2	2
Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,843	5,694	5,093
Net Proved Undeveloped reserves	5,497	5,179	5,330
South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	15	17	17
Net Proved Undeveloped reserves	17	13	15
North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	15	15
North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves		2	2
Crude Oil 1 [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	9,649	9,228	8,926
Net develop proved developed reserves	4,898	4,726	4,200
Net Proved Undeveloped reserves	4,751	4,503	4,726
Crude Oil 1 [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	4,885	4,711	4,186
Net Proved Undeveloped reserves	4,751	4,501	4,724
Crude Oil 1 [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	13	14	14
Crude Oil 1 [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves		2	2
Crude Oil 1 [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	4,884	4,710	4,185
Net Proved Undeveloped reserves	4,750	4,500	4,723
Crude Oil 1 [Member] | South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	1	1	1
Net Proved Undeveloped reserves	1	1	1
Crude Oil 1 [Member] | North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	13	14	14
Crude Oil 1 [Member] | North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves		2	2
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	9,752	9,504	8,683
Net develop proved developed reserves	5,469	5,620	5,193
Net Proved Undeveloped reserves	4,283	3,885	3,490
Natural Gas [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,467	5,614	5,188
Net Proved Undeveloped reserves	4,283	3,884	3,489
Natural Gas [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	2	6	5
Natural Gas [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves		1	1
Natural Gas [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,387	5,522	5,097
Net Proved Undeveloped reserves	4,194	3,814	3,407
Natural Gas [Member] | South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	80	92	91
Net Proved Undeveloped reserves	89	70	82
Natural Gas [Member] | North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	2	6	5
Natural Gas [Member] | North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves		1	1